Financial assets at fair value through profit or loss (Tables)	6 Months Ended
Jun. 30, 2018
Financial assets at fair value through profit or loss [Abstract]
Financial assets at fair value through profit or loss

(1)	Financial assets at FVTPL are as follows (Unit: Korean Won in millions):

	June 30, 2018	December 31, 2017
Financial assets at fair value through profit or loss mandatorily measured at fair value	6,340,704	—
Financial assets held for trading	—	5,820,787
Financial assets designated at FVTPL	—	22,290

Total	6,340,704	5,843,077

Financial assets at fair value through profit or loss and financial assets held for trading

(2)	Financial assets at fair value through profit or loss mandatorily measured at fair value and financial assets held for trading are as follows (Unit: Korean Won in millions):

	June 30, 2018	December 31, 2017
Deposits:
Gold banking asset	24,921	25,972
Securities:
Debt securities
Korean treasury and government agencies	639,476	540,438
Financial institutions	639,711	1,476,498
Corporates	714,508	627,397
Others	156	—

	June 30, 2018	December 31, 2017
Equity securities	433,316	21,666
Capital contributions	349,470	—
Beneficiary certificates	810,968	13,041

Subtotal	3,587,605	2,679,040

Loans	336,967	—
Derivatives assets	2,391,211	3,115,775

Total	6,340,704	5,820,787

Financial assets designated at fair value through profit or loss

(3)

Financial assets at fair value through profit or loss designated as upon initial recognition as of June 30, 2018 and financial assets at fair value through profit or loss designated as upon initial recognition as of December 31, 2017 are as follows (Unit: Korean Won in millions):

December 31, 2017
Debt securities	9,694
Equity securities	12,596

Total	22,290